Ordinary dividends - Summary of Proposed Final Dividend (Details) - £ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Dividends [abstract]
Proposed final dividend (pence per share)	£ 0.2440	£ 0.2440	£ 0.1870